Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived	[1]	¥ (1,950)	¥ (0)
Insurance Agency License [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived		720
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived		¥ 1,230

[1]	Due to the change of business plan in 2023, the management expected to dispose an insurance agency license and an insurance brokerage license. With reference to quoted market prices, the management determined that the fair values of the insurance agency license and the insurance brokerage license were less than their carrying amounts as of December 31, 2023, which resulted that an impairment loss of the insurance agency license of RMB720 and an impairment loss of the insurance brokerage license of RMB1,230 were recognized for the year ended December 31, 2023.